Fair Value Measurement (Fair Value, Non-Recurring) (Details) - Fair Value, Nonrecurring $ in Millions	Dec. 31, 2020 USD ($)
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Drilling units	$ 428.3
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Drilling units	$ 428.3